Fair Value Measurements	3 Months Ended
Mar. 31, 2014
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 7. Fair Value Measurements

Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. A hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs market participants would use in valuing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available under the circumstances. The hierarchy is broken down into three levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following table presents the Company's assets and liabilities that are measured at fair value on a recurring basis, segregated by classes (in thousands):

	March 31, 2014
	Level 2	Level 3	Total
Assets:
Foreign exchange forward contracts not
designated as hedging instruments	$38	$-	$38
Foreign exchange forward contracts
designated as hedging instruments	24	-	24

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(1,539)	-	(1,539)
Earn-out obligation	-	(21,530)	(21,530)
	$(1,477)	$(21,530)	$(23,007)

	December 31, 2013
	Level 2	Level 3	Total
Assets:
Long term investment	$1,634	$-	$1,634
Foreign exchange forward contracts not
designated as hedging instruments	301	-	301
Foreign exchange forward contracts
designated as hedging instruments	153	-	153

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(1,543)	-	(1,543)
Earn-out obligations	-	(29,025)	(29,025)
	$545	$(29,025)	$(28,480)

Foreign exchange forward contracts are presented as other current assets and other current liabilities and are valued primarily based on observable inputs, including interest rate curves and both forward and spot prices for currencies (Level 2 inputs). At March 31, 2014, the Company had foreign exchange forward contracts in effect for the conversion of $90.0 million into €66.3 million and $40.3 million into NIS 140.8 million out of which the Company designated $13.8 million as cash flow hedge for accounting purposes. The Company uses short-term cash flow hedge contracts to reduce its exposure to variability in expected future cash flows resulting mainly from payroll costs denominated in New Israeli Shekels. The change in fair value of those contracts of $0.1 million is included in accumulated other comprehensive income at March 31, 2014. These contracts mature through September 30, 2014.

Foreign exchange forward contracts in effect as of December 31, 2013 were for the conversion of $54.0 million into €40.3 million and $18.3 million into NIS 65.0 million.

The earn-out obligations are described in note 2 and are classified within level 3 because fair value is measured based on the probability-weighted present value of the consideration expected to be transferred. A decrease in the earn-out obligations fair value of $7.5 million and an increase of $0.8 million were recorded in the three months ended March 31, 2014 and in the twelve months ended December 31, 2013 respectively.

Long term investment consists of an investment in debt securities classified as available-for-sale and are recorded at fair value. The fair value is based on the sale of similar securities in the market, as well as last sales of these securities in the market (Level 2 inputs). The debt securities were sold during the three months ended March 31, 2014.

Other financial instruments consist mainly of cash and cash equivalents, short-term bank deposits, current and non-current receivables, accounts payable and accruals. The fair value of these financial instruments approximates their carrying values.